ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 15, 2020 VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

Re:	Legg Mason Partners Institutional Trust (File Nos. 33-49552 and 811-06740) (filing relates to Western Asset SMASh Series EC Fund (the “Fund”))

Ladies and Gentlemen:

We are counsel to the Fund, which is filing pursuant to Rule 497 under the Securities Act of 1933, as amended, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated June 8, 2020 for the Fund.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann